Income Taxes (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Income Tax (Textual) [Abstract]
State operating loss and credit carry-forwards	$ 159,000
Expiration date of state operating loss and credit carry-forwards	2014 through 2024
Foreign income before income taxes	6,000,000	5,300,000	3,600,000
Undistributed Earnings of Foreign Subsidiaries	26,600,000
Total liability for unrecognized tax benefits including interest	1,700,000	1,700,000
Unrecognized tax benefits	1,510,000	1,541,000	1,500,000
Unrecognized tax benefits, accrued interest	195,000	187,000
Unrecognized tax benefits, would effect tax rate	$ 1,000,000	$ 1,200,000